Hewitt Money Market Fund
Hewitt Money Market Fund (Nasdaq Ticker Symbol: HEWXX) Series of Hewitt Series Trust
INVESTMENT OBJECTIVE
The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees	Hewitt Money Market Fund Administrative Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hewitt Money Market Fund Administrative Shares
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.88%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	0.95%
[1]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the Master Investment Portfolio (as defined below) into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the Master Investment Portfolio. This arrangement is in effect through the close of business on April 30, 2017 and neither BFA nor the Master Investment Portfolio can discontinue the agreement prior to May 1, 2017 without the consent of the board of trustees of the Master Investment Portfolio. Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement) in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Hewitt Money Market Fund | Administrative Shares | USD ($)	97	309	539	1,199

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund pursues its investment objective by investing all of its investable assets in the Treasury Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has substantially the same investment objective and investment policies as the Fund.

The Portfolio seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
MAIN RISKS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.
  Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
  Income Risk—Income risk is the risk that the Portfolio’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk—Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.
  Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Amortized Cost Risk—In the event that the Board of Trustees of MIP, including a majority of independent Trustees (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio. See “Net Asset Value.”
  Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Portfolio’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
  Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  U.S. Government Obligations Risk—Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk—The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
  When-Issued and Delayed Settlement Transactions Risk—When-issued and delayed settlement securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund. Effective May 2, 2016, the Fund will be categorized as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. Performance for the periods shown is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments, and was not constrained by the requirement to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods and shows how the Fund’s returns have compared with a broad measure of market performance. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return

1.14% (Q3 2007)	0.00% (Q3 2014)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15
Average Annual Total Returns - Hewitt Money Market Fund	1 Year	5 Years	10 Years
Administrative Shares	0.03%	0.03%	1.08%
I-Money Net Money Market Index (reflects no deductions for fees or expenses)	none	none	1.10%

To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.